Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues
Net loss	(4,740,723)	(5,758,369)
Net cash used in operating activities	(1,849,589)	(2,060,037)
Working capital deficit	(3,670,921)
Stockholders' deficit	(3,641,425)	(4,301,236)	$ (6,751,920)
Accumulated deficit	$ (55,781,770)	$ (51,041,047)